UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax-Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Semiannual report

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2009

Fixed income mutual funds

Table of contents

Disclosure of Fund expenses	1

Sector allocations and credit quality breakdowns	4

Statements of net assets	7

Statements of operations	34

Statements of changes in net assets	36

Financial highlights	42

Notes to financial statements	60

About the organization	73

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period September 1, 2008 to February 28, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 to February 28, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$993.40	0.95%	$4.70
Class B	1,000.00	989.70	1.70%	8.39
Class C	1,000.00	989.80	1.70%	8.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.08	0.95%	$4.76
Class B	1,000.00	1,016.36	1.70%	8.50
Class C	1,000.00	1,016.36	1.70%	8.50

The expenses in the table above includes interest and related expenses which include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floaters programs.

See Notes 1 and 7 in “Notes to financial statements.”

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$1,005.60	0.75%	$3.73
Class B	1,000.00	1,001.40	1.60%	7.94
Class C	1,000.00	1,001.40	1.60%	7.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$957.70	0.89%	$4.32
Class B	1,000.00	955.20	1.64%	7.95
Class C	1,000.00	954.20	1.64%	7.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class B	1,000.00	1,016.66	1.64%	8.20
Class C	1,000.00	1,016.66	1.64%	8.20

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocations and credit quality breakdowns
Delaware Tax-Free Minnesota Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	96.87%
Corporate-Backed Revenue Bonds	3.39%
Education Revenue Bonds	4.73%
Electric Revenue Bonds	6.62%
Escrowed to Maturity Bonds	9.16%
Health Care Revenue Bonds	9.89%
Housing Revenue Bonds	5.76%
Lease Revenue Bonds	3.53%
Local General Obligation Bonds	22.58%
Pre-Refunded Bonds	20.93%
Special Tax Revenue Bonds	2.46%
State General Obligation Bonds	6.19%
Transportation Revenue Bonds	1.15%
Water & Sewer Revenue Bonds	0.48%
Short-Term Investments	1.69%
Total Value of Securities	98.56%
Receivables and Other Assets Net of Liabilities	1.44%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	40.01%
AA	24.22%
A	21.19%
BBB	8.41%
BB	0.76%
Not Rated	5.41%
Total	100.00%
*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.49%
Corporate-Backed Revenue Bonds	2.11%
Education Revenue Bonds	10.69%
Electric Revenue Bonds	5.24%
Escrowed to Maturity Bond	1.62%
Health Care Revenue Bonds	8.00%
Housing Revenue Bonds	5.00%
Lease Revenue Bonds	2.38%
Local General Obligation Bonds	29.36%
Pre-Refunded Bonds	9.46%
Special Tax Revenue Bonds	7.16%
State General Obligation Bonds	9.08%
Transportation Revenue Bonds	1.74%
Water & Sewer Revenue Bonds	5.65%
Short-Term Investments	1.26%
Total Value of Securities	98.75%
Receivables and Other Assets Net of Liabilities	1.25%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	50.13%
AA	24.93%
A	10.75%
BBB	8.85%
Not Rated	5.34%
Total	100.00%
*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdowns
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	96.94%
Corporate-Backed Revenue Bonds	2.81%
Education Revenue Bonds	8.87%
Electric Revenue Bonds	6.47%
Health Care Revenue Bonds	24.29%
Housing Revenue Bonds	12.29%
Lease Revenue Bonds	1.10%
Local General Obligation Bonds	11.22%
Pre-Refunded Bonds	12.59%
Special Tax Revenue Bonds	7.32%
State General Obligation Bonds	3.45%
Transportation Revenue Bonds	1.51%
Water & Sewer Revenue Bonds	5.02%
Short-Term Investments	1.83%
Total Value of Securities	98.77%
Receivables and Other Assets Net of Liabilities	1.23%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	22.90%
AA	22.26%
A	22.81%
BBB	16.62%
BB	0.90%
Not Rated	14.51%
Total	100.00%
*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets
Delaware Tax-Free Minnesota Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.87%
Corporate-Backed Revenue Bonds – 3.39%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$6,500,000	$4,299,230
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	6,542,960
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	4,531,907
Seaway Port Authority of Duluth Industrial
Development Dock & Wharf Revenues
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,516,875
		19,890,972
Education Revenue Bonds – 4.73%
Minnesota Colleges & Universities
Revenue Fund Series A
5.00% 10/1/22 (FSA)	5,135,000	5,243,040
5.00% 10/1/28	8,900,000	9,097,047
5.00% 10/1/29 (MBIA)	5,665,000	5,740,911
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,119,500
Series 6-J1 5.00% 5/1/36	2,225,000	1,664,411
(Bethel University) Refunding
Series 6-R 5.50% 5/1/37	2,500,000	1,876,075
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,009,900
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	2,039,260
		27,790,144
Electric Revenue Bonds – 6.62%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	2,888,640
Minnesota State Municipal Power Agency Electric
Revenue 5.00% 10/1/35	3,000,000	2,884,680
Series A 5.00% 10/1/34	6,250,000	6,014,063
Series A 5.125% 10/1/29	3,000,000	2,919,870
Northern Municipal Power Agency Electric System
Revenue Refunding
Series A 5.00% 1/1/14 (ASSURED GTY)	1,000,000	1,070,870
Series A 5.00% 1/1/16 (ASSURED GTY)	3,000,000	3,230,010
Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,515,225

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Refunding Series GG 4.75% 7/1/21 (FSA)	$1,000,000	$944,930
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
5.25% 1/1/14 (AMBAC)	4,000,000	4,353,880
5.25% 1/1/15 (AMBAC)	8,900,000	9,750,840
^Capital Appreciation 4.44% 1/1/25 (MBIA)	5,000,000	2,300,550
		38,873,558
Escrowed to Maturity Bonds – 9.16%
Dakota - Washington Counties Housing &
Redevelopment Authority Single Family
Residential Mortgage Revenue
8.15% 9/1/16 (GNMA) (MBIA) (AMT)	405,000	543,170
(Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,584,430
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,425,911
Southern Minnesota Municipal Power Agency Supply
System Revenue Refunding Series B
5.50% 1/1/15 (AMBAC)	990,000	1,047,499
University of Minnesota
5.75% 7/1/18	3,840,000	4,707,110
Series A 5.50% 7/1/21	12,500,000	14,013,625
Western Minnesota Municipal Power Agency Supply
Revenue Series A
6.60% 1/1/10	440,000	462,101
9.75% 1/1/16 (MBIA)	715,000	1,004,639
		53,788,485
Health Care Revenue Bonds – 9.89%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	1,500,000	998,475
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	1,802,493
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	672,216
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,337,150

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	$2,950,000	$2,435,019
Minneapolis Health Care Facility Revenue
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	734,853
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,221,259
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,178,000
5.00% 11/15/34 (AMBAC)	10,750,000	9,058,702
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care System Revenue
(Health Partners Obligation Group Project)
5.625% 12/1/22	650,000	595,667
5.875% 12/1/29	1,000,000	865,440
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,309,748
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (MBIA)	180,000	163,089
6.375% 11/15/29	15,000	14,947
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	2,904,571
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,693,000
5.25% 9/1/34	7,000,000	5,542,040
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	948,825
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
Series C 5.50% 7/1/23	3,000,000	2,958,810
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (MBIA)	5,720,000	5,533,585
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	5,881,155

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/35	$4,340,000	$3,048,373
Series A 5.70% 11/1/15	1,150,000	1,037,346
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	314,950
5.375% 5/1/43	500,000	295,330
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	1,000,000	788,550
Washington County Housing & Redevelopment
Authority Revenue (Health East Project)
5.50% 11/15/27	1,000,000	736,440
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (FSA)	1,000,000	1,029,750
5.00% 2/1/25 (FSA)	1,000,000	1,009,150
		58,108,933
Housing Revenue Bonds – 5.76%
Brooklyn Center Multifamily Housing Revenue Refunding
(Shingle Creek) 5.40% 5/20/43 (GNMA) (AMT)	1,000,000	921,250
Dakota County Housing & Redevelopment Authority
Single Family Mortgage Revenue
5.85% 10/1/30 (GNMA) (FNMA) (AMT)	128,000	128,022
@Hutchinson Multifamily Housing Revenue
(Evergreen Apartments Project)
5.75% 11/1/28 (HUD Section 8)	785,000	545,245
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,392,900
(Grant Street Apartments Project)
Series A 7.25% 11/1/29	750,000	656,025
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	8,000,000	7,364,079
(Sumner Field) Series A
5.50% 11/20/26 (GNMA) (AMT)	920,000	917,847
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD Section 8)	1,610,000	1,452,655

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Rental Housing
Revenue Series C-2 5.95% 2/1/15 (AMBAC)	$1,495,000	$1,497,631
Minnesota Housing Finance Agency
Residential Housing
Series A 5.30% 7/1/19	490,000	500,403
Series B-1 5.35% 1/1/33 (AMT)	2,795,000	2,575,872
Series D 4.80% 7/1/38 (AMT)	2,500,000	2,088,025
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,684,140
Series I 5.15% 7/1/38 (AMT)	5,540,000	4,921,016
Series M 4.875% 7/1/37 (AMT)	4,500,000	3,819,240
Single Family Mortgage Series J 5.90% 7/1/28 (AMT)	350,000	350,340
@St. Cloud Housing & Redevelopment Authority
Multifamily Housing Revenue (Sterling Heights
Apartments Project) 7.55% 4/1/39 (AMT)	1,000,000	803,080
@Washington County Housing & Redevelopment
Authority Governmental Revenue Refunding
(Briar Pond Project) Series C 7.25% 8/20/34	930,000	705,675
White Bear Lake Multifamily Revenue Refunding
(Lake Square) Series A 5.875% 2/1/15 (FHA)	795,000	796,336
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD Section 8)	810,000	688,775
		33,808,556
Lease Revenue Bonds – 3.53%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (FSA)	1,545,000	1,628,739
5.00% 2/1/19 (FSA)	1,535,000	1,618,197
5.00% 2/1/20 (FSA)	1,690,000	1,781,598
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Un-Refunded Balance Series D 5.25% 7/1/36	1,070,000	879,979
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,570,850
5.25% 12/1/27	3,840,000	3,905,126
Series 3-12 5.125% 12/1/27	3,000,000	3,047,220

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Paul Port Authority Lease Revenue (continued)
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	$2,000,000	$2,027,240
Series 3-11 5.00% 12/1/27	2,500,000	2,525,100
Series 9 5.25% 12/1/27	725,000	737,296
		20,721,345
Local General Obligation Bonds – 22.58%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,448,130
5.00% 2/1/22	500,000	544,730
Big Lake Independent School District #727 Series A
5.00% 2/1/17 (FSA)	1,040,000	1,069,422
5.00% 2/1/20 (FSA)	1,000,000	1,028,290
Bloomington Independent School District #271
Series B 5.00% 2/1/17	5,300,000	5,449,937
Centennial Independent School District #012
Series A 5.00% 2/1/18 (FSA)	1,270,000	1,349,566
Dakota County Capital Improvement
Series A 4.75% 2/1/26	1,000,000	1,008,950
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,310,279
Farmington Independent School District #192 Series B
5.00% 2/1/27 (FSA)	10,705,000	10,946,933
^Capital Appreciation 5.34% 2/1/21 (FSA)	1,500,000	844,770
^Capital Appreciation 5.424% 2/1/20 (FSA)	1,650,000	980,100
Hennepin County Regional Railroad Authority
5.00% 12/1/31	4,030,000	4,053,979
Lakeville Independent School District #194
^Capital Appreciation Series B 5.45% 2/1/19 (FSA)	8,000,000	4,812,400
Series A 4.75% 2/1/22 (FSA)	6,850,000	7,071,529
^Mahtomedi Independent School District #832 Capital
Appreciation Series B 5.90% 2/1/14 (MBIA)	1,540,000	1,345,421
Metropolitan Council Minneapolis - St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,273,812
Series C
5.00% 3/1/16	2,440,000	2,818,859
5.00% 3/1/28	5,000,000	5,154,950

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Minneapolis Library 5.00% 12/1/25	$1,500,000	$1,541,250
Morris Independent School District #769 Building
5.00% 2/1/24 (MBIA)	4,875,000	5,229,851
Mounds View Independent School District #621 Series A
5.00% 2/1/20 (MBIA)	2,970,000	3,029,816
5.375% 2/1/24 (FGIC)	6,170,000	6,525,886
New Brighton Tax Increment
Series A 5.00% 2/1/27 (MBIA)	1,000,000	1,024,950
Osseo Independent School District #279
Series A 5.00% 2/1/21 (FSA)	3,570,000	3,696,271
Prior Lake Independent School District #719
Series B 5.00% 2/1/19 (FSA)	3,145,000	3,389,712
Ramsey County State Aid
Series C 5.00% 2/1/28	1,060,000	1,080,765
Robbinsdale Independent School District #281
5.00% 2/1/21 (FSA)	1,310,000	1,368,544
Rockford Independent School District #833
5.60% 2/1/21 (FSA)	3,210,000	3,318,434
5.625% 2/1/23 (FSA)	7,020,000	7,258,680
^Rosemount Independent School District #196
Capital Appreciation Series B
5.80% 4/1/09 (FSA)	1,860,000	1,834,136
5.85% 4/1/10 (FSA)	2,240,000	2,207,251
5.931% 4/1/11 (FSA)	2,600,000	2,499,562
5.961% 4/1/12 (FSA)	1,850,000	1,731,545
6.008% 4/1/13 (FSA)	1,915,000	1,735,028
^Sartell Independent School District #748 Capital
Appreciation Refunding Series B
5.976% 2/1/13 (MBIA)	540,000	484,898
6.100% 2/1/15 (MBIA)	1,075,000	880,726
6.15% 2/1/16 (MBIA)	1,750,000	1,366,838
^Sauk Rapids Independent School District #047 Series B
5.983% 2/1/15 (FSA)	2,700,000	2,033,883
6.083% 2/1/17 (FSA)	2,245,000	1,496,719
South Washington County Independent School
District #833 Series A
4.75% 2/1/25	2,500,000	2,576,800
4.75% 2/1/26	3,600,000	3,681,144
4.75% 2/1/27	2,300,000	2,328,313
5.60% 2/1/20 (MBIA)	6,880,000	7,125,341

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Michael Independent School District #885
5.00% 2/1/20 (FSA)	$1,970,000	$2,093,421
5.00% 2/1/27 (FSA)	3,435,000	3,650,203
St. Peter’s Hospital Series A 5.00% 9/1/24 (MBIA)	1,905,000	1,919,592
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,012,380
5.125% 12/1/24	1,000,000	984,000
		132,617,996
§Pre-Refunded Bonds – 20.93%
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,074,490
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	8,500,000	9,695,355
5.25% 2/15/33-14	10,000,000	11,406,299
5.50% 2/15/23-14	1,000,000	1,152,310
Hopkins Housing & Redevelopment Authority
(Public Works & Fire Station) Series A
5.00% 2/1/23-13 (MBIA)	1,210,000	1,357,898
Marshall Medical Center Gross Revenue
(Weiner Memorial Medical Center Project)
6.00% 11/1/28-09	1,000,000	1,034,680
Minneapolis Community Development Agency
Series G-3 5.45% 12/1/31-11	2,000,000	2,204,140
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.625% 5/15/32-12	16,925,000	19,178,563
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue
Series A 5.25% 1/1/32-11 (FGIC)	5,000,000	5,364,900
Series C
5.125% 1/1/20-11 (FGIC)	2,000,000	2,140,280
5.25% 1/1/32-11 (FGIC)	8,845,000	9,485,466
5.50% 1/1/17-11 (FGIC)	2,500,000	2,692,375
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	19,816,111

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Minnesota Agricultural & Economic Development
Revenue (Fairview Health Care System)
Series A 6.375% 11/15/29-10	$485,000	$530,246
Minnesota Public Facilities Authority Water Pollution
Control Revenue Series A 5.00% 3/1/20-10	3,000,000	3,130,020
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	925,000	1,084,331
Puerto Rico Public Buildings Authority Guaranteed
Government Facilities Revenue Series D
5.25% 7/1/36-12	2,930,000	3,210,079
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,268,880
Rochester Multifamily Housing Revenue
(Wedum Shorewood Campus Project)
6.60% 6/1/36-09	3,890,000	4,025,139
Southern Minnesota Municipal Power Agency
Supply Revenue Series A
5.75% 1/1/18-13 (MBIA)	1,000,000	1,070,510
5.75% 1/1/18-13	3,790,000	4,057,233
5.75% 1/1/18-13 (AMBAC)	670,000	717,242
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,873,788
5.50% 7/1/25-14	2,000,000	2,333,760
		122,904,095
Special Tax Revenue Bonds – 2.46%
Hennepin County Sales Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,340,744
5.00% 12/15/24	1,150,000	1,207,615
^ Minneapolis Community Development Agency Tax
Increment Revenue Capital Appreciation
6.674% 9/1/09 (MBIA)	5,750,000	5,689,970
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	642,540
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B
5.00% 7/1/46	4,000,000	3,053,880

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority Revenue
(Senior Lien Matching Fund Loan) Series A
5.25% 10/1/22	$1,785,000	$1,538,384
		14,473,133
State General Obligation Bonds – 6.19%
Minnesota State
5.00% 10/1/15	5,000,000	5,781,800
5.00% 11/1/20 (FSA)	13,675,000	14,313,622
5.00% 8/1/21	2,400,000	2,505,720
5.00% 12/1/21	5,000,000	5,598,850
Puerto Rico Commonwealth Public Improvement
Refunding Series A
5.50% 7/1/17	4,070,000	3,950,546
5.50% 7/1/19 (MBIA)	1,500,000	1,426,050
Un-Refunded Balance Series A 5.00% 7/1/34	1,670,000	1,332,710
Un-Refunded Balance Series B 5.00% 7/1/35	575,000	457,142
Puerto Rico Government Development Bank Senior
Notes Series B 5.00% 12/1/14	1,000,000	963,520
		36,329,960
Transportation Revenue Bonds – 1.15%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,162,409
5.00% 1/1/22 (MBIA)	2,000,000	2,034,120
5.25% 1/1/16 (MBIA)	1,460,000	1,554,331
		6,750,860
Water & Sewer Revenue Bonds – 0.48%
Minnesota Public Facilities Authority Drinking Water
Revenue Series B 5.25% 3/1/13	1,500,000	1,695,480
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series B
5.00% 3/1/19	1,000,000	1,154,540
		2,850,020
Total Municipal Bonds (cost $572,130,023)		568,908,057

	Number of shares	Value
Short-Term Investments – 1.69%
Money Market Instrument – 1.44%
Federated Minnesota Municipal Cash Trust	8,436,988	$8,436,988
		8,436,988

	Principal amount
•Variable Rate Demand Notes – 0.25%
Minneapolis Health Care (Fairview Health Services)
Series E 0.37% 11/15/47	$1,000,000	1,000,000
St. Paul Port Authority Industrial Development Revenue
(Camada Limited Partnership-711)
0.73% 12/1/22 (AMT)	100,000	100,000
University of Minnesota Series C 0.35% 12/1/36	355,000	355,000
		1,455,000
Total Short-Term Investments (cost $9,891,988)		9,891,988

Total Value of Securities – 98.56%
(cost $582,022,011)		578,800,045
Receivables and Other Assets
Net of Liabilities – 1.44%		8,464,724
Net Assets Applicable to 49,969,436
Shares Outstanding – 100.00%		$587,264,769

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($547,172,131 / 46,566,164 Shares)		$11.75
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($10,488,970 / 891,971 Shares)		$11.76
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($29,603,668 / 2,511,301 Shares)		$11.79

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$592,086,159
Distributions in excess of net investment income		(141,003)
Accumulated net realized loss on investments		(1,458,421)
Net unrealized depreciation of investments		(3,221,966)
Total net assets		$587,264,769

Statements of net assets
Delaware Tax-Free Minnesota Fund

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 28, 2009.
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $2,054,000, which represented 0.35% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Authority
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$11.75
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.30

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.49%
Corporate-Backed Revenue Bonds – 2.11%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$613,403
Minneapolis Community Development Agency
(Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	960,000	961,593
		1,574,996
Education Revenue Bonds – 10.69%
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,022,140
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,025,360
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	692,280
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	314,509
4.50% 10/1/23	265,000	250,065
(University of St. Thomas) Series 5-Y 5.25% 10/1/19	1,590,000	1,652,551
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	1,019,630
University of Minnesota Series A 4.00% 4/1/15	310,000	336,037
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,675,109
		7,987,681
Electric Revenue Bonds – 5.24%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,004,930
Northern Municipal Power Agency
5.00% 1/1/13 (ASSURED GTY)	1,200,000	1,290,096
Series A
5.00% 1/1/14 (ASSURED GTY)	510,000	546,144
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,075,880
		3,917,050
Escrowed to Maturity Bond – 1.62%
University of Minnesota Series A 5.75% 7/1/16	1,000,000	1,210,450
		1,210,450
Health Care Revenue Bonds – 8.00%
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	1,125,000	1,135,283

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Moorhead Economic Development Authority Multifamily
Housing Revenue Refunding (Eventide
Lutheran Home Project) 4.70% 6/1/18	$475,000	$366,938
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
Series C 5.625% 7/1/26	1,500,000	1,453,875
St. Paul Housing & Redevelopment Authority Health Care
Revenue (Allina Health System)
Series A 5.00% 11/15/14 (MBIA)	2,000,000	2,010,999
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
Series B 5.85% 11/1/17	1,160,000	1,014,826
		5,981,921
Housing Revenue Bonds – 5.00%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments)
Series A 6.75% 5/1/21 (HUD Section 8)	1,675,000	1,511,302
Minnesota Housing Finance Agency Residential Housing
•Series D 4.75% 7/1/32 (AMT)	750,000	661,688
Series I 5.10% 7/1/20 (AMT)	705,000	704,951
Series M 4.85% 7/1/31 (AMT)	1,000,000	861,610
		3,739,551
Lease Revenue Bonds – 2.38%
Edina Housing & Redevelopment Authority Public Project
Revenue (Appropriate Lease Obligation) 5.125% 2/1/19	1,000,000	1,043,690
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue 5.25% 10/1/25	880,000	732,063
		1,775,753
Local General Obligation Bonds – 29.36%
Anoka County Capital Improvements
Series A 4.00% 2/1/17	1,175,000	1,267,484
Series C 5.00% 2/1/27	500,000	513,755
Anoka-Hennepin Independent School District #11
Refunding 5.00% 2/1/17	1,000,000	1,148,370
Big Lake Independent School District #727
Series C Refunding
5.00% 2/1/16 (FSA)	1,180,000	1,237,525
5.00% 2/1/17 (FSA)	1,000,000	1,048,750

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Centennial Independent School District #012 Series A
5.00% 2/1/18 (FSA)	$1,000,000	$1,062,650
5.00% 2/1/20 (FSA)	750,000	796,988
Dakota County Capital Improvement
Series A 4.75% 2/1/17	1,000,000	1,046,580
Duluth Independent School District #709 Revenue
Certificates of Participation
Series A 4.25% 2/1/20 (FSA)	1,710,000	1,798,458
Hennepin County Series B 4.75% 12/1/14	1,000,000	1,043,040
Hopkins Independent School District #270
5.125% 2/1/17 (FGIC)	2,000,000	2,132,299
Mankato Independent School District #77 (Formerly Blue
Earth County Independent School District #10)
Series A 4.125% 2/1/22	1,000,000	1,015,550
Minneapolis-St. Paul Metropolitan Council Area Waste
Water Series C
5.00% 3/1/16	560,000	646,951
5.00% 3/1/28	1,000,000	1,030,990
Osseo Independent School District #279
Series A 5.00% 2/1/21 (FSA)	1,500,000	1,553,055
South Washington County Independent
School District #833
Series A 4.00% 2/1/22	750,000	753,675
Series B 5.00% 2/1/16 (FSA)	1,560,000	1,673,568
St. Paul Independent School District #625
(School Building) Series A 4.00% 2/1/15	1,020,000	1,104,436
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated Ramsey
County School District #39 & Washington & Anoka
Counties School District #103) Series B 4.75% 2/1/22	1,000,000	1,066,170
		21,940,294
§Pre-Refunded Bonds – 9.46%
Minneapolis Health Care System Revenue Series A
(Allina Health Systems) 5.75% 11/15/32-12	1,500,000	1,718,160
(Fairview Health Services) 5.625% 5/15/32-12	1,750,000	1,983,013
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design)
Series 5-D 6.625% 5/1/20-10	1,000,000	1,065,060

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series D 5.25% 7/1/38-12	$500,000	$554,100
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.50% 7/1/25-14	1,500,000	1,750,320
		7,070,653
Special Tax Revenue Bonds – 7.16%
Minneapolis Art Center Facilities Revenue
(Walker Art Center Project) 5.125% 7/1/21	2,250,000	2,305,688
Minnesota 911 Revenue (Public Safety Radio
Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,472,421
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,256,089
@ Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	415,000	313,221
		5,347,419
State General Obligation Bonds – 9.08%
Minnesota State
5.00% 6/1/10	1,330,000	1,400,450
Refunding 5.00% 8/1/15	2,000,000	2,308,000
Various Purposes Series A 5.00% 12/1/21	1,000,000	1,119,770
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.25% 7/1/15	1,000,000	971,070
• Puerto Rico Public Finance (Commonwealth Appropriation)
(LOC - Puerto Rico Government Bank)
Series A 5.75% 8/1/27	1,000,000	986,050
		6,785,340
Transportation Revenue Bonds – 1.74%
Minneapolis-St. Paul Metropolitan Airports
Commission Refunding
Series A 5.00% 1/1/13 (AMT)	500,000	516,190
Series 14 5.50% 1/1/11 (AMT)	750,000	787,230
		1,303,420
Water & Sewer Revenue Bonds – 5.65%
Minnesota Public Facilities Authority Drinking Water
Revenue 5.25% 3/1/13	1,000,000	1,130,320

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18	$1,000,000	$1,111,700
Series D 5.00% 3/1/14	500,000	566,335
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,414,128
		4,222,483
Total Municipal Bonds (cost $71,658,436)		72,857,011

	Number of shares
Short-Term Investments – 1.26%
Money Market Instrument – 0.86%
Federated Minnesota Municipal Cash Trust	645,160	645,160
		645,160

	Principal amount
•Variable Rate Demand Note – 0.40%
St. Paul Housing & Redevelopment Authority Revenue
(Pur-Cretin-Derham Hall Project) 1.03% 2/1/26	$300,000	300,000
		300,000
Total Short-Term Investments (cost $945,160)		945,160

Total Value of Securities – 98.75%
(cost $72,603,596)		73,802,171
Receivables and Other Assets
Net of Liabilities – 1.25%		931,342
Net Assets Applicable to 7,060,150
Shares Outstanding – 100.00%		$74,733,513

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($64,756,766 / 6,119,243 Shares)		$10.58
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($544,113 / 51,285 Shares)		$10.61
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($9,432,634 / 889,622 Shares)		$10.60

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$75,605,659
Undistributed net investment income	933
Accumulated net realized loss on investments	(2,071,654)
Net unrealized appreciation of investments	1,198,575
Total net assets	$74,733,513

@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $313,221, which represented 0.42% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2009.

Summary of abbreviations:
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
HUD — Housing and Urban Development
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$10.58
Sales charge (2.75% of offering price) (B)	0.30
Offering price	$10.88

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.94%
Corporate-Backed Revenue Bonds – 2.81%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,124,414
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,431,273
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,091,650
		3,647,337
Education Revenue Bonds – 8.87%
Baytown Township Lease Revenue (St. Croix
Preparatory Academy) Series A 7.00% 8/1/38	500,000	391,115
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	598,108
Series 6-J1 5.00% 5/1/36	1,000,000	748,050
(Bethel University) Refunding
Series 6-R 5.50% 5/1/37	1,500,000	1,125,645
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	872,030
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	708,353
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	812,890
5.00% 10/1/22	1,000,000	1,015,290
(University of St. Thomas) Series 6-I 5.00% 4/1/23	1,500,000	1,510,890
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,019,380
University of Minnesota Special Purpose Revenue
(Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,699,448
		11,501,199
Electric Revenue Bonds – 6.47%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,004,930
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,646,187
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/16 (ASSURED GTY)	1,200,000	1,292,004
Series A 5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,069,210
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,090,390
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30 (MBIA)	1,335,000	1,286,366
		8,389,087

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 24.29%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	$700,000	$520,128
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	687,320
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	2,500,000	2,093,374
Refunding 5.00% 9/1/20	1,150,000	1,116,213
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	1,869,720
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	376,915
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	970,530
5.00% 4/1/31	1,965,000	1,411,322
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	640,430
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,527,744
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	1,934,723
5.25% 5/1/37	1,000,000	825,430
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	800,000	845,064
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	267,820
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	842,670
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	1,125,000	1,135,283
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	1,000,000	691,160

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	$550,000	$352,127
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	721,050
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	279,948
6.00% 4/1/41	1,250,000	827,188
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	791,720
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services) Series C 5.50% 7/1/23	1,000,000	986,270
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue (Health Partners
Obligation Group Project) 5.25% 5/15/36	1,000,000	744,450
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (MBIA)	1,900,000	1,838,079
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	801,960
Series A 5.70% 11/1/15	705,000	635,938
Series B 5.85% 11/1/17	250,000	218,713
St. Paul Housing and Development Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	590,660
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	1,760,800
5.00% 6/1/35	1,000,000	788,550
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,264,415
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,130,655
		31,488,369

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

		Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 12.29%
	Chanhassen Multifamily Housing Revenue Refunding
	(Heritage Park Apartments Project)
	6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	$300,000	$300,033
	Chaska Multifamily Housing Revenue (West Suburban
	Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	692,370
@	Hutchinson Multifamily Housing Revenue (Evergreen
	Apartments Project) 5.75% 11/1/28 (HUD Section 8)	1,710,000	1,187,732
	Minneapolis Multifamily Housing Revenue
	(Grant Street Apartments Project) Refunding
	Series A 7.25% 11/1/29	2,085,000	1,823,750
	(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,345,000	1,346,022
	(Trinity Apartments) Refunding
	Series A 6.75% 5/1/21 (HUD Section 8)	620,000	559,407
	Minneapolis-St. Paul Housing Finance Board Single
	Family Mortgage (City Living Project)
	Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	948,396	828,822
	Minnesota Housing Finance Agency (Rental Housing)
	Series A 4.875% 8/1/24 (AMT)	585,000	546,185
	Series A-1 5.00% 8/1/40 (AMT)	2,265,000	1,943,461
	(Residential Housing)
	Series G 5.00% 7/1/36 (AMT)	1,000,000	868,760
	Series I 4.85% 7/1/38 (AMT)	1,145,000	964,170
	Series M 4.875% 7/1/37 (AMT)	2,500,000	2,121,801
	(Single Family Mortgage)
	Series E 6.25% 1/1/23 (AMT)	5,000	5,003
	Series J 5.90% 7/1/28 (AMT)	490,000	490,475
	Series M 5.875% 1/1/17	10,000	10,015
@	St. Cloud Housing & Redevelopment Authority
	Multifamily Housing Revenue (Sterling Heights
	Apartments Project) 7.55% 4/1/39 (AMT)	530,000	425,632
	St. Paul Housing & Redevelopment Authority
	Multifamily Housing Revenue (Shelby Grotto Housing
	Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	701,340
	Stillwater Multifamily Housing Revenue (Orleans Homes
	Project) 5.50% 2/1/42 (AMT)	750,000	477,285
@	Washington County Housing & Redevelopment
	Authority Revenue Refunding (Briar Pond Project)
	Series B 7.125% 8/20/34	815,000	633,532
			15,925,795

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 1.10%
Hibbing Economic Development Authority Revenue
(Public Project - Hibbing Lease Obligation)
6.40% 2/1/12	$410,000	$408,413
St. Paul Port Authority Lease Revenue (Robert Street
Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,010,040
		1,418,453
Local General Obligation Bonds – 11.22%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (MBIA)	1,000,000	976,300
Farmington Independent School District #192
Series B 5.00% 2/1/27 (FSA)	1,000,000	1,022,600
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,191,776
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (MBIA)	1,055,000	1,078,843
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (FSA)	1,000,000	1,032,340
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	530,755
Series C 5.00% 3/1/28	1,000,000	1,030,990
Moorhead Improvement Series B 5.00% 2/1/33 (MBIA)	750,000	741,713
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,496,340
South Washington County Independent
School District #833 Series A 4.75% 2/1/27	1,500,000	1,518,465
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	613,776
5.125% 12/1/24	205,000	201,720
5.25% 12/1/26	1,540,000	1,511,110
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated
Ramsey County School District #39 & Washington &
Anoka Counties School District #103)
Series B 4.75% 2/1/22	1,500,000	1,599,254
		14,545,982

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 12.59%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	$1,000,000	$1,081,620
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,140,630
5.25% 2/15/33-14	2,250,000	2,566,417
Minneapolis Community Development Agency
(Supported Development Revenue)
Series G-3 5.45% 12/1/31-11	1,000,000	1,102,070
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	2,000,000	2,290,880
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,266,300
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	533,255
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series D 5.25% 7/1/38-12	1,500,000	1,662,300
Puerto Rico Commonwealth Public Improvement
Series A 5.00% 7/1/34-14	315,000	362,234
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,131,190
Rochester Multifamily Housing Revenue (Wedum
Shorewood Campus Project) 6.60% 6/1/36-09	990,000	1,024,393
St. Louis Park Health Care Facilities Revenue (Park
Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,154,330
		16,315,619
Special Tax Revenue Bonds – 7.32%
Hennepin County Sales Tax Revenue
(First Lien - Ballpark Project) Series A 5.00% 12/15/24	1,000,000	1,058,360
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,643,355
5.00% 12/15/24	1,000,000	1,050,100
Minneapolis Supported Development Revenue
(Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	911,512

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	$785,000	$527,834
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	317,170
Minnesota 911 Revenue (Public Safety Radio Commission
System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,041,460
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	610,776
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,486,590
Virgin Islands Public Finance Authority Revenue
(Senior-Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	842,560
		9,489,717
State General Obligation Bonds – 3.45%
Minnesota State
5.00% 6/1/14	1,000,000	1,139,150
5.00% 8/1/21 (FSA)	1,250,000	1,319,900
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	1,000,000	901,070
Un-Refunded Balance 5.00% 7/1/34	185,000	147,636
Puerto Rico Government Development Bank Senior Notes
Series B 5.00% 12/1/14	1,000,000	963,520
		4,471,276
Transportation Revenue Bonds – 1.51%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A 5.00% 1/1/28 (MBIA)	2,000,000	1,961,600
		1,961,600
Water & Sewer Revenue Bonds – 5.02%
Minnesota Public Facilities Authority Clean Water
Revenue Series B 5.00% 3/1/18	2,000,000	2,312,240
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18	1,000,000	1,111,700
Series D 5.00% 3/1/14	1,500,000	1,699,005
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,377,844
		6,500,789
Total Municipal Bonds (cost $137,558,068)		125,655,223

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Number of shares	Value
Short-Term Investments – 1.83%
Money Market Instrument – 0.21%
Federated Minnesota Municipal Cash Trust	276,665	$276,665
		276,665

	Principal amount
•Variable Rate Demand Note – 1.62%
Minneapolis Health Care System Revenue
(Fairview Health Services) Series E 0.37% 11/15/47	$2,100,000	2,100,000
		2,100,000
Total Short-Term Investments (cost $2,376,665)		2,376,665

Total Value of Securities – 98.77%
(cost $139,934,733)		128,031,888
Receivables and Other Assets
Net of Liabilities – 1.23%		1,590,496
Net Assets Applicable to 13,838,831
Shares Outstanding – 100.00%		$129,622,384

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($101,118,417 / 10,800,057 Shares)		$9.36
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($5,202,011 / 554,825 Shares)		$9.38
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($23,301,956 / 2,483,949 Shares)		$9.38

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$147,678,641
Distributions in excess of net investment income		(135)
Accumulated net realized loss on investments		(6,153,277)
Net unrealized depreciation of investments		(11,902,845)
Total net assets		$129,622,384

§

Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2009.
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $4,039,145, which represented 3.12% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Assured Guaranty
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association Collateral
MBIA — Insured by the Municipal Bond Insurance Association
HUD — Housing and Urban Development
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$9.36
Sales charge (4.50% of offering price) (B)	0.44
Offering price	$9.80

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations
Six Months Ended February 28, 2009 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$14,486,021	$1,526,228	$3,607,979

Expenses:
Management fees	1,560,710	168,223	360,078
Distribution expenses – Class A	672,960	73,437	126,909
Distribution expenses – Class B	52,416	3,648	25,952
Distribution expenses – Class C	135,870	38,902	123,015
Dividend disbursing and transfer agent
fees and expenses	141,315	18,145	43,312
Accounting and administration expenses	114,957	13,458	26,187
Interest and related expenses	46,310	—	—
Legal fees	38,218	6,978	13,091
Reports and statements to shareholders	35,145	2,923	7,623
Audit and tax	21,331	7,047	9,372
Trustees’ fees	18,743	2,160	4,325
Registration fees	17,187	7,744	1,479
Insurance fees	8,801	927	2,119
Pricing fees	7,803	3,213	5,511
Custodian fees	6,015	691	2,736
Consulting fees	3,839	420	913
Taxes (other than taxes on income)	2,132	72	372
Trustees’ expenses	1,702	192	400
Dues and services	1,407	118	289
	2,886,861	348,298	753,683
Less fees waived	(24,608)	(29,781)	(56,269)
Less waived distribution expenses – Class A	—	(29,375)	—
Less expense paid indirectly	(29)	—	—
Total operating expenses	2,862,224	289,142	697,414
Net Investment Income	11,623,797	1,237,086	2,910,565

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on:
Investments	$(1,098,650)	$(574,029)	$(3,617,019)
Swap contracts	—	—	25,000
Net realized loss	(1,098,650)	(574,029)	(3,592,019)
Net change in unrealized appreciation/
depreciation of investments	(15,795,910)	(166,367)	(6,917,291)
Net Realized and Unrealized Loss
on Investments	(16,894,560)	(740,396)	(10,509,310)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(5,270,763)	$496,690	$(7,598,745)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,623,797	$24,693,217
Net realized gain (loss) on investments	(1,098,650)	1,644,874
Net change in unrealized
appreciation/depreciation of investments	(15,795,910)	(3,545,582)
Net increase (decrease) in net assets resulting
from operations	(5,270,763)	22,792,509

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(10,980,567)	(23,717,797)
Class B	(175,661)	(452,818)
Class C	(451,707)	(894,686)

Net realized gain on investments:
Class A	(2,257,247)	(94,009)
Class B	(43,630)	(2,390)
Class C	(114,458)	(4,208)
	(14,023,270)	(25,165,908)

Capital Share Transactions:
Proceeds from shares sold:
Class A	27,172,174	43,057,506
Class B	137,139	119,269
Class C	5,390,701	5,336,417

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	8,927,376	15,526,838
Class B	154,959	307,575
Class C	437,713	698,797
	42,220,062	65,046,402

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(45,694,654)	$(59,622,788)
Class B	(1,032,257)	(4,483,911)
Class C	(3,026,046)	(5,172,765)
	(49,752,957)	(69,279,464)
Decrease in net assets derived from
capital share transactions	(7,532,895)	(4,233,062)
Net Decrease in Net Assets	(26,826,928)	(6,606,461)

Net Assets:
Beginning of period	614,091,697	620,698,158
End of period	$587,264,769	$614,091,697

Distributions in excess of net investment income	$(141,003)	$(22,417)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,237,086	$2,195,553
Net realized gain (loss) on investments	(574,029)	48,395
Net change in unrealized
appreciation/depreciation of investments	(166,367)	549,365
Net increase in net assets resulting from operations	496,690	2,793,313

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(1,109,945)	(1,992,475)
Class B	(10,768)	(39,255)
Class C	(113,574)	(165,689)
	(1,234,287)	(2,197,419)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,775,745	14,394,866
Class B	2,297	229,426
Class C	2,763,681	2,683,011

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	704,835	1,376,198
Class B	8,056	29,283
Class C	79,675	128,094
	14,334,289	18,840,878

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,525,067)	$(6,309,982)
Class B	(348,713)	(1,078,787)
Class C	(487,917)	(675,375)
	(5,361,697)	(8,064,144)
Increase in net assets derived from
capital share transactions	8,972,592	10,776,734
Net Increase in Net Assets	8,234,995	11,372,628

Net Assets:
Beginning of period	66,498,518	55,125,890
End of period	$74,733,513	$66,498,518

Undistributed (Distributions in excess of)
net investment income	$933	$(1,866)

See accompanying notes

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,910,565	$5,761,135
Net realized loss on investments	(3,592,019)	(153,335)
Net change in unrealized
appreciation/depreciation of investments	(6,917,291)	(2,719,275)
Net increase (decrease) in net assets resulting
from operations	(7,598,745)	2,888,525

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(2,333,315)	(4,613,123)
Class B	(99,869)	(215,135)
Class C	(473,469)	(921,847)
	(2,906,653)	(5,750,105)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,181,800	29,618,345
Class B	73,676	52,811
Class C	1,420,801	7,621,141

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,535,716	3,092,127
Class B	62,769	138,356
Class C	341,632	692,751
	12,616,394	41,215,531

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(18,520,552)	$(23,292,776)
Class B	(443,974)	(1,519,206)
Class C	(5,279,472)	(4,943,787)
	(24,243,998)	(29,755,769)
Increase (decrease) in net assets derived from
capital share transactions	(11,627,604)	11,459,762
Net Increase (Decrease) in Net Assets	(22,133,002)	8,598,182

Net Assets:
Beginning of period	151,755,386	143,157,204
End of period	$129,622,384	$151,755,386

Distributions in excess of net investment income	$(135)	$—

See accompanying notes

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$12.120	$12.170	$12.490	$12.690	$12.620	$12.450

0.235	0.495	0.511	0.511	0.527	0.590
(0.323)	(0.041)	(0.313)	(0.172)	0.222	0.348
(0.088)	0.454	0.198	0.339	0.749	0.938

(0.234)	(0.502)	(0.507)	(0.513)	(0.526)	(0.600)
(0.048)	(0.002)	(0.011)	(0.026)	(0.153)	(0.168)
(0.282)	(0.504)	(0.518)	(0.539)	(0.679)	(0.768)

$11.750	$12.120	$12.170	$12.490	$12.690	$12.620

(0.66% )	3.77%	1.58%	2.78%	6.12%	7.72%

$547,172	$574,914	$578,194	$381,720	$364,491	$348,000

0.93%	0.93%	0.94%	0.93%	0.93%	0.94%
0.02%	0.18%	0.29%	0.26%	0.19%	0.14%
0.95%	1.11%	1.23%	1.19%	1.12%	1.08%

0.94%	0.93%	0.96%	0.94%	0.94%	0.94%
0.02%	0.18%	0.29%	0.26%	0.19%	0.14%
0.96%	1.11%	1.25%	1.20%	1.13%	1.08%

4.09%	4.05%	4.12%	4.11%	4.19%	4.68%

4.08%	4.05%	4.10%	4.10%	4.18%	4.68%
21%	17%	7%	13%	10%	25%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$12.130	$12.180	$12.500	$12.700	$12.630	$12.460

0.191	0.403	0.419	0.418	0.433	0.496
(0.322)	(0.041)	(0.314)	(0.172)	0.222	0.348
(0.131)	0.362	0.105	0.246	0.655	0.844

(0.191)	(0.410)	(0.414)	(0.420)	(0.432)	(0.506)
(0.048)	(0.002)	(0.011)	(0.026)	(0.153)	(0.168)
(0.239)	(0.412)	(0.425)	(0.446)	(0.585)	(0.674)

$11.760	$12.130	$12.180	$12.500	$12.700	$12.630

(1.03% )	2.99%	0.82%	2.01%	5.33%	6.91%

$10,489	$11,593	$15,674	$11,354	$12,810	$14,588

1.68%	1.68%	1.69%	1.68%	1.68%	1.69%
0.02%	0.18%	0.29%	0.26%	0.19%	0.14%
1.70%	1.86%	1.98%	1.94%	1.87%	1.83%

1.69%	1.68%	1.71%	1.69%	1.69%	1.69%
0.02%	0.18%	0.29%	0.26%	0.19%	0.14%
1.71%	1.86%	2.00%	1.95%	1.88%	1.83%

3.34%	3.30%	3.37%	3.36%	3.44%	3.93%

3.33%	3.30%	3.35%	3.35%	3.43%	3.93%
21%	17%	7%	13%	10%	25%

[3] Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$12.160	$12.200	$12.530	$12.720	$12.650	$12.480

0.191	0.403	0.418	0.418	0.433	0.495
(0.322)	(0.031)	(0.323)	(0.162)	0.222	0.348
(0.131)	0.372	0.095	0.256	0.655	0.843

(0.191)	(0.410)	(0.414)	(0.420)	(0.432)	(0.505)
(0.048)	(0.002)	(0.011)	(0.026)	(0.153)	(0.168)
(0.239)	(0.412)	(0.425)	(0.446)	(0.585)	(0.673)

$11.790	$12.160	$12.200	$12.530	$12.720	$12.650

(1.02% )	3.06%	0.73%	2.08%	5.32%	6.90%

$29,604	$27,585	$26,830	$15,125	$13,971	$10,811

1.68%	1.68%	1.69%	1.68%	1.68%	1.69%
0.02%	0.18%	0.29%	0.26%	0.19%	0.14%
1.70%	1.86%	1.98%	1.94%	1.87%	1.83%

1.69%	1.68%	1.71%	1.69%	1.69%	1.69%
0.02%	0.18%	0.29%	0.26%	0.19%	0.14%
1.71%	1.86%	2.00%	1.95%	1.88%	1.83%

3.34%	3.30%	3.37%	3.36%	3.44%	3.93%

3.33%	3.30%	3.35%	3.35%	3.43%	3.93%
21%	17%	7%	13%	10%	25%

[3] Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived and expense paid indirectly for the year ended August 31, 2004 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.720	$10.610	$10.860	$11.010	$10.890	$10.630

0.195	0.414	0.445	0.429	0.407	0.444
(0.140)	0.110	(0.250)	(0.150)	0.120	0.260
0.055	0.524	0.195	0.279	0.527	0.704

(0.195)	(0.414)	(0.445)	(0.429)	(0.407)	(0.444)
(0.195)	(0.414)	(0.445)	(0.429)	(0.407)	(0.444)

$10.580	$10.720	$10.610	$10.860	$11.010	$10.890

0.56%	5.00%	1.80%	2.62%	4.93%	6.73%

$64,757	$58,465	$48,477	$48,297	$52,958	$57,012
0.75%	0.75%	0.76%	0.75%	0.79%	0.89%

0.94%	0.95%	1.00%	0.97%	0.95%	1.00%
3.78%	3.83%	4.11%	3.96%	3.72%	4.10%

3.59%	3.63%	3.87%	3.74%	3.56%	3.99%
16%	27%	15%	11%	25%	30%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived and expense paid indirectly for the year ended August 31, 2004 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.750	$10.640	$10.890	$11.040	$10.920	$10.650

0.151	0.322	0.353	0.337	0.314	0.352
(0.140)	0.110	(0.250)	(0.150)	0.120	0.270
0.011	0.432	0.103	0.187	0.434	0.622

(0.151)	(0.322)	(0.353)	(0.337)	(0.314)	(0.352)
(0.151)	(0.322)	(0.353)	(0.337)	(0.314)	(0.352)

$10.610	$10.750	$10.640	$10.890	$11.040	$10.920

0.14%	4.10%	0.94%	1.75%	4.03%	5.91%

$544	$908	$1,713	$1,993	$2,811	$3,224
1.60%	1.60%	1.61%	1.60%	1.64%	1.74%

1.69%	1.70%	1.75%	1.72%	1.70%	1.75%
2.93%	2.98%	3.26%	3.11%	2.87%	3.25%

2.84%	2.88%	3.12%	2.99%	2.81%	3.24%
16%	27%	15%	11%	25%	30%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived and expense paid indirectly for the year ended August 31, 2004 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements”.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.740	$10.630	$10.880	$11.030	$10.910	$10.640

0.151	0.322	0.353	0.337	0.314	0.352
(0.140)	0.110	(0.250)	(0.150)	0.120	0.270
0.011	0.432	0.103	0.187	0.434	0.622

(0.151)	(0.322)	(0.353)	(0.337)	(0.314)	(0.352)
(0.151)	(0.322)	(0.353)	(0.337)	(0.314)	(0.352)

$10.600	$10.740	$10.630	$10.880	$11.030	$10.910

0.14%	4.10%	0.94%	1.75%	4.04%	5.91%

$9,433	$7,126	$4,936	$5,162	$5,996	$7,188
1.60%	1.60%	1.61%	1.60%	1.64%	1.74%

1.69%	1.70%	1.75%	1.72%	1.70%	1.75%
2.93%	2.98%	3.26%	3.11%	2.87%	3.25%

2.84%	2.88%	3.12%	2.99%	2.81%	3.24%
16%	27%	15%	11%	25%	30%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.000	$10.180	$10.530	$10.610	$10.240	$9.910

0.210	0.418	0.430	0.445	0.469	0.512
(0.640)	(0.180)	(0.350)	(0.082)	0.372	0.328
(0.430)	0.238	0.080	0.363	0.841	0.840

(0.210)	(0.418)	(0.430)	(0.443)	(0.471)	(0.510)
(0.210)	(0.418)	(0.430)	(0.443)	(0.471)	(0.510)

$9.360	$10.000	$10.180	$10.530	$10.610	$10.240

(4.23% )	2.35%	0.71%	3.54%	8.40%	8.65%

$101,118	$116,999	$109,807	$87,504	$63,802	$42,636
0.89%	0.89%	0.90%	0.89%	0.89%	0.75%

0.98%	0.97%	1.00%	1.00%	0.98%	1.00%
4.61%	4.11%	4.09%	4.26%	4.50%	5.03%

4.52%	4.03%	3.99%	4.15%	4.41%	4.78%
12%	10%	10%	4%	3%	24%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.010	$10.190	$10.550	$10.630	$10.250	$9.930

0.176	0.341	0.351	0.367	0.391	0.435
(0.630)	(0.179)	(0.360)	(0.082)	0.381	0.318
(0.454)	0.162	(0.009)	0.285	0.772	0.753

(0.176)	(0.342)	(0.351)	(0.365)	(0.392)	(0.433)
(0.176)	(0.342)	(0.351)	(0.365)	(0.392)	(0.433)

$9.380	$10.010	$10.190	$10.550	$10.630	$10.250

(4.48% )	1.58%	(0.13% )	2.77%	7.68%	7.71%

$5,202	$5,907	$7,334	$9,578	$10,505	$12,463
1.64%	1.64%	1.65%	1.64%	1.64%	1.50%

1.73%	1.72%	1.75%	1.75%	1.73%	1.75%
3.86%	3.36%	3.34%	3.51%	3.75%	4.28%

3.77%	3.28%	3.24%	3.40%	3.66%	4.03%
12%	10%	10%	4%	3%	24%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.020	$10.200	$10.550	$10.630	$10.250	$9.930

0.176	0.342	0.351	0.367	0.391	0.435
(0.641)	(0.181)	(0.350)	(0.082)	0.381	0.318
(0.465)	0.161	0.001	0.285	0.772	0.753

(0.175)	(0.341)	(0.351)	(0.365)	(0.392)	(0.433)
(0.175)	(0.341)	(0.351)	(0.365)	(0.392)	(0.433)

$9.380	$10.020	$10.200	$10.550	$10.630	$10.250

(4.58% )	1.58%	(0.04% )	2.76%	7.68%	7.71%

$23,302	$28,849	$26,016	$20,516	$15,809	$11,435
1.64%	1.64%	1.65%	1.64%	1.64%	1.50%

1.73%	1.72%	1.75%	1.75%	1.73%	1.75%
3.86%	3.36%	3.34%	3.51%	3.75%	4.28%

3.77%	3.28%	3.24%	3.40%	3.66%	4.03%
12%	10%	10%	4%	3%	24%

Notes to financial statements
Delaware Minnesota Municipal Bond Funds	February 28, 2009 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a “Trust” and collectively as “Trusts.” These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for the Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and that declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Boards of Trustees (each, a “Board” and collectively, the “Boards”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

Delaware Tax-Free Minnesota Fund sold out of its inverse floater position on September 29, 2008. For the six months ended February 28, 2009, Delaware Tax-Free Minnesota Fund had an average daily liability from the participation in inverse floater program of $2,742,983 and recorded interest expense at an average rate of 3.47%.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed specified percentages of average daily net assets as shown below. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation
as a percentage of average
daily net assets (per annum)	0.67%	0.60%	0.64%
Expiration date	12/31/09	12/31/09	12/31/09

Prior to January 1, 2009, DMC had contractually agreed to waive that portion, if any, of Delaware Tax-Free Minnesota Fund’s management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses) did not exceed 0.68% of average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended February 28, 2009, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$14,370	$1,682	$3,273

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A Shares 12b-1 fees through December 31, 2009 to no more than 0.15% of average daily net assets.

At February 28, 2009, the Funds had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fee
payable to DMC	$240,849	$23,298	$48,445
Dividend disbursing, transfer agent
and fund accounting oversight fees
and other expenses payable to DSC	25,531	3,469	7,576
Distribution fee payable to DDLP	135,906	14,939	41,348
Other expenses payable to
DMC and affiliates*	42,821	7,030	8,526

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended February 28, 2009, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$22,484	$2,691	$5,030

For the six months ended February 28, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$32,304	$6,150	$7,576

For the six months ended February 28, 2009, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$204	$157	$42
Class B	1,203	—	3,193
Class C	1,445	391	2,046

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$58,413,848	$14,875,947	$7,987,911
Sales	77,784,320	5,224,452	17,382,597

At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2009 the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$581,615,997	$72,603,596	$139,829,961
Aggregate unrealized appreciation	$26,965,723	$2,631,053	$2,792,464
Aggregate unrealized depreciation	(29,781,675)	(1,432,478)	(14,590,537)
Net unrealized appreciation
(depreciation)	$(2,815,952)	$1,198,575	$(11,798,073)

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

3. Investments (continued)

Effective September 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Level 1	$8,436,988	$645,160	$276,665
Level 2	570,363,057	73,157,011	127,755,223
Level 3	—	—	—
Total	$578,800,045	$73,802,171	$128,031,888

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2009, and the year ended August 31, 2008 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Six Months Ended 2/28/09*
Ordinary income	$57,092	$—	$5,972
Tax-exempt income	11,550,843	1,234,287	2,900,681
Long-term capital gain	2,415,335	—	—
Total	$14,023,270	$1,234,287	$2,906,653

Year Ended 8/31/08
Ordinary income	$351,958	$—	$7,114
Tax-exempt income	24,713,343	2,197,419	5,742,991
Long-term capital gain	100,607	—	—
Total	$25,165,908	$2,197,419	$5,750,105

*Tax information for the period ended February 28, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2009, the estimated components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$592,086,159	$75,605,659	$147,678,641
Undistributed tax-exempt income	244,528	44,120	91,449
Distributions payable	(385,531)	(43,187)	(91,584)
Realized losses 9/1/08 – 2/28/09	—	(333,988)	(129,724)
Capital loss carryforward
as of 8/31/08	—	(1,465,576)	(2,547,560)
Post-October losses	(1,864,435)	(272,090)	(3,580,765)
Unrealized appreciation (depreciation)
of investments	(2,815,952)	1,198,575	(11,798,073)
Net assets	$587,264,769	$74,733,513	$129,622,384

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through February 28, 2009 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2009, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

		Delaware Minnesota
	Delaware Tax-Free	High-Yield Municipal
	Minnesota Fund	Bond Fund
Undistributed net investment income	$(134,448)	$(4,047)
Accumulated realized loss	134,448	4,047

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2008 will expire as follows:

	Delaware Tax-Free	Delaware Minnesota
	Minnesota	High-Yield Municipal
Year of Expiration	Intermediate Fund	Bond Fund
2009	$1,023,795	$1,267,552
2010	4,037	57,521
2011	246,659	243,334
2012	—	684,248
2014	81,340	—
2015	109,745	96,079
2016	—	198,826
Total	$1,465,576	$2,547,560

For the six months ended February 28, 2009, the Funds had capital losses which may increase capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Minnesota
Minnesota	High-Yield Municipal
Intermediate Fund	Bond Fund
$333,988	$129,724

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware		Delaware Minnesota
	Delaware Tax-Free		Tax-Free Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/09	8/31/08	2/28/09	8/31/08	2/28/09	8/31/08
Shares sold:
Class A	2,360,569	3,515,951	1,037,588	1,344,904	1,000,061	2,904,516
Class B	11,946	9,707	214	21,281	7,861	5,135
Class C	465,666	434,456	265,889	249,737	152,698	746,020

Shares issued upon reinvestment of dividends and distributions:
Class A	773,166	1,268,411	67,897	128,039	167,366	304,335
Class B	13,412	25,099	775	2,715	6,836	13,584
Class C	37,837	56,937	7,660	11,896	37,179	68,076
	3,662,596	5,310,561	1,380,023	1,758,572	1,372,001	4,041,666
Shares repurchased:
Class A	(4,008,449)	(4,868,284)	(439,000)	(587,645)	(2,070,865)	(2,293,959)
Class B	(89,330)	(366,181)	(34,131)	(100,502)	(49,916)	(148,220)
Class C	(261,133)	(420,993)	(47,235)	(62,535)	(586,137)	(485,164)
	(4,358,912)	(5,655,458)	(520,366)	(750,682)	(2,706,918)	(2,927,343)
Net increase (decrease)	(696,316)	(344,897)	859,657	1,007,890	(1,334,917)	1,114,323

For the six months ended February 28, 2009 and the year ended August 31, 2008, the following shares and values were converted from Class B shares to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

		Six Months
		Ended			Year Ended
		2/28/09			8/31/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	20,876	20,894	$240,726	154,023	154,149	$1,885,460
Delaware Tax-Free Minnesota
Intermediate Fund	25,965	26,019	264,644	92,028	92,254	987,599
Delaware Minnesota High-Yield
Municipal Bond Fund	10,300	10,321	92,311	56,661	56,758	583,786

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

7. Inverse Floaters

The Funds may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At February 28, 2009, the Funds held no investments in inverse floaters.

8. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Funds, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Funds had no amounts outstanding as of February 28, 2009 or at any time during the period then ended.

9. Swap Contracts

Each Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with their investment objectives. The Funds may use interest rate swaps to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that each Fund invests in, such as the corporate bond market. The Funds may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Funds on favorable terms. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts.

The Funds did not hold any swap contracts at the end of the period.

10. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At February 28, 2009, the percentage of each Fund’s net assets insured by insurers are listed below:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
31%	25%	15%

These securities have been identified in the statements of net assets.

Delaware Minnesota High-Yield Municipal Bond Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

10. Credit and Market Risk (continued)

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of February 28, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INTERMEDIATE TAX-FREE FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2009